Intangible Assets (Details) - 12 months ended Mar. 31, 2025 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Patents [Member]
Intangible Assets [Line Items]
Asset impairment	¥ 10.4	$ 1.4